PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended
Sep. 30, 2014
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]
NOTE 14 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets as of September 30, 2014 and December 31, 2013 consisted of:

Prepaid expenses and other current assets	September 30, 2014	December 31, 2013
Prepaid expenses
Deferred loan cost	$196,250	$-
Rent	5,262	3,962
Directors & officers insurance	77,645	-
Professional fees	30,000	52,739
Other vendors	68,750	32,540
Other current assets
Earnest money deposits, net	634,288	-
Prepaid expenses and other current assets	$1,012,195	$89,241

Deferred loan cost represents the cost to secure the convertible note payable financing in the third quarter of 2014. The deferred loan costs will be amortized to expense over the life of the loans.

Earnest money deposits consist of amounts paid to open escrow accounts for the purchase of multiple properties to be used to develop retail dispensary or product cultivation facilities. Also it includes amounts paid to extend the closing dates on some purchase agreements.